Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Provision for Income Taxes [Abstract]
PRC	$ (4,748,506)	$ (7,378,833)	$ (10,597,746)
Cayman and Hong Kong	(1,051,439)	(595,735)	(787,071)
Loss Before Income Taxes	$ (5,799,945)	$ (7,974,568)	$ (11,384,817)